Interest Income and Expense - Summary of Interest Income and Expense by basis of Accounting Classification (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of Interest Income Expense [Line Items]
Interest income	$ 36,422	$ 29,832	$ 26,560
Interest expense	14,183	8,985	$ 6,637
Financial assets amortized cost [member]
Disclosure of Interest Income Expense [Line Items]
Interest income	26,051	22,596
Interest expense	9,286	6,204
Financial assets at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [Line Items]
Interest income	4,588	3,426
Financial instruments measure at amortized cost and fair value through OCI [member]
Disclosure of Interest Income Expense [Line Items]
Interest income	30,639	26,022
Interest expense	9,286	6,204
Financial instruments measured or designated at fair value through profit or loss [Member] | Equities designated at fair value through other comprehensive income [Member]
Disclosure of Interest Income Expense [Line Items]
Interest income	5,783	3,810
Interest expense	$ 4,897	$ 2,781